Disclosure of detailed information about investments (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Financial assets at fair value through profit or loss, Cost	$ 2,593,804	$ 2,396,251	$ 1,641,751
Financial assets at fair value through profit or loss, Accumulated unrealised loss	(1,057,768)	(1,256,804)	(1,378,995)
Financial assets at fair value through profit or loss, Fair value	1,536,036	1,139,447	262,756
Investments, Cost	3,504,277	4,683,392	2,552,224
Investments, Accumulated unrealised loss	(1,935,503)	(1,344,746)	(2,076,670)
Investments, Fair value	1,568,774	3,338,646	475,554
Marketable Securities [Member]
Statements Line Items
Financial assets at fair value through profit or loss, Cost	1,682,327	2,396,251	1,641,751
Financial assets at fair value through profit or loss, Accumulated unrealised loss	(1,057,768)	(1,256,804)	(1,378,995)
Financial assets at fair value through profit or loss, Fair value	624,559	1,139,447	262,756
Financial assets at fair value through other comprehensive income, Cost	910,473	2,287,141	910,473
Financial assets at fair value through other comprehensive income, Accumulated unrealised loss	(877,735)	(87,942)	(697,675)
Financial assets at fair value through other comprehensive income, Fair value	32,738	$ 2,199,199	$ 212,798
Private Company Investments [Member]
Statements Line Items
Financial assets at fair value through profit or loss, Cost	911,477
Financial assets at fair value through profit or loss, Accumulated unrealised loss	0
Financial assets at fair value through profit or loss, Fair value	$ 911,477